CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 14, 2011
Beginning Balance, Shares at Jun. 14, 2011
Net loss			(1,929)	(1,929)
Ending Balance, Amount at Sep. 30, 2011			(1,929)	(1,929)
Beginning Balance, Shares at Sep. 30, 2011
Founder; Nov 17, 2011; $0.0001 per share, Shares	5,000,000
Founder; Nov 17, 2011; $0.0001 per share, Amount	500			500
Subsidiary Purchase; Dec 01, 2011; $0.0001 per share, Shares	500,000
Subsidiary Purchase; Dec 01, 2011; $0.0001 per share, Amount	50			50
Reg D Private Placement; Mar 19, 2012; $0.0100 per share, Shares	125,000
Reg D Private Placement; Mar 19, 2012; $0.0100 per share, Amount	12	1,238		1,250
Reg D Private Placement; Apr 23, 2012; $0.0100 per share, Shares	325,000
Reg D Private Placement; Apr 23, 2012; $0.0100 per share, Amount	33	3,217		3,250
Reg D Private Placement; Jun 07, 2012; $0.0100 per share, Shares	525,000
Reg D Private Placement; Jun 07, 2012; $0.0100 per share, Amount	53	5,197		5,250
Net loss			(25,060)	(25,060)
Ending Balance, Amount at Sep. 30, 2012	$ 648	$ 9,652	$ (26,989)	$ (16,689)
Ending Balance, Shares at Sep. 30, 2012	6,475,000